BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense	$ 2,809,768	$ 4,934,467	$ 2,968,133
Unrecognized tax benefits	$ 846,446	$ 813,855	$ 293,370
Basic income (loss) per share from continuing operations	$ 0.01	$ 0.1	$ (0.04)
Diluted income (loss) per share from continuing operations	0.01	0.1	(0.04)
Basic income per share	0	0.08	(0.07)
Diluted income per share	$ 0	$ 0.08	$ (0.07)
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		$ 3,973,246
Basic income (loss) per share from continuing operations		$ 0.11
Diluted income (loss) per share from continuing operations		0.11
Basic income per share		0.09
Diluted income per share		$ 0.09
Change [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		$ 961,221